Share capital and share-based payments	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share capital and share-based payments
13	Share capital and share-based payments

(a)	Authorized capital

The Company has an unlimited amount of authorized common shares with no par value.

(b)	Restricted share units (“RSUs”)

The changes in RSU’s issued during the years ended December 31, 2019 and 2018 was as follows:

	December 31,	December 31,
	2019	2018
	$	$
Outstanding, beginning of period	1,380,085	1,316,314
Granted	1,356,418	679,627
Exercised	(700,698)	(614,572)
Forfeited	(405,382)	(1,284)
Outstanding, end of period	1,630,423	1,380,085

On June 29, 2012, the Company’s shareholders approved the RSU plan, whereby RSUs may be granted to directors, officers, consultants or employees at the discretion of the Board of Directors. The RSU plan provides for the issuance of common shares from treasury upon the exercise of vested RSUs at no additional consideration. There is no cash settlement related to the vesting of RSU’s as they are all settled with equity. The current maximum number of common shares authorized for issue under the RSU plan is 8,000,000. The RSUs have vesting conditions determined by the Board of Directors, and the vesting conditions are non-market conditions and are not performance based.

During the year ended December 31, 2019, the Company granted RSU’s totalling 1,356,418 which had a fair value of C$1.91 based on the closing share price at grant date. RSUs exercised during the year ended December 31, 2019 had a weighted average fair value of C$2.62 and the RSUs forfeited had a weighted average fair value of C$2.68 (2018 – C$1.52). As at December 31, 2019, the weighted average fair value of the RSUs outstanding is C$2.34 (2018 – C$3.01).

The total RSU expense recognized during the year ended December 31, 2019 was $1,174 with a corresponding credit to other reserves (2018 - $1,542).

(c)	Share Re-purchase

On December 11, 2018, the Company approved a share repurchase program in the form of a normal course issuer bid (the “NCIB”) in the open market through the facilities of the Toronto Stock Exchange (the "TSX") and other Canadian marketplaces / alternative trading systems. Pursuant to the NCIB, the Company proposed to repurchase for cancellation up to 1,500,000 common shares of the Company which represented approximately 0.92% of the issued and outstanding common shares as at December 11, 2018.

In connection with its implementation of the NCIB, Sierra Metals obtained TSX approval of its notice of intention to make a normal course issuer bid (the “Notice”). The Notice provided that the Company may purchase up to 1,500,000 common shares through the facilities of the TSX and other Canadian marketplaces / alternative trading systems during the 12-month period commencing on December 17, 2018 and ending on or before December 16, 2019. Any common share purchases made pursuant to the NCIB will be at the prevailing market price at the time of the transaction, purchased in accordance with the policies of the TSX and conducted by CIBC based on the automatic share purchase plan signed on April 15, 2019. In accordance with TSX rules, any daily purchases made under the NCIB are limited to a maximum of 4,214 common shares, which represents 25% of the average daily trading volume of 16,858 common shares on the TSX for the six months ended November 30, 2018. However, the Company may make one block purchase per calendar week which exceeds the daily repurchase restriction, up to and including the maximum annual aggregate limit of 1,500,000 common shares. Once the block purchase exception has been relied on, the Company may not make any further purchases under the NCIB for the remainder of that calendar day. On September 18, 2019, the Company received approval from the TSX to increase the number of common shares which the Company may repurchase for cancellation under the NCIB from 1,500,000 shares to 2,500,000 shares. On October 10, 2019, the Company executed an addendum to their automatic share purchase plan with CIBC to include a maximum price per share of CAD$2.50 and a maximum of 250,000 common shares in total for block purchases. Other than the increase to the maximum number of Shares which may be purchased by the Company pursuant to the NCIB, no further amendments were made to the NCIB, and the NCIB terminated on December 16, 2019.

During the twelve months ended December 31, 2019, the Company purchased 2,012,654 shares under the NCIB for total consideration of $2,844 and a book value of $2,481.